Derivative Financial Instruments and Risk Management Policies - Liquidity Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Average maturity of net financial debt	13 years 7 months 17 days
Period to pay all commitments	12 months
Net debt held as a hedging instrument	€ 26,032
Current lease liabilities	1,679	€ 1,255
Non-current financial liabilities	11,791
Telefonica, S.A.
Disclosure of financial liabilities [line items]
Total carrying amount	42,295	50,420
Current lease liabilities	€ 1,679	€ 1,255
Minimum
Disclosure of financial liabilities [line items]
Average maturity of net financial debt	6 years
2022 | Telefonica, S.A.
Disclosure of financial liabilities [line items]
Total carrying amount	€ 7,005